Intangible Assets, Net - Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 34,817	$ 35,856
Accumulated Amortization	(19,447)	(19,127)
Net Carrying Value	15,370	16,729
Intangible Assets, Gross (Excluding Goodwill)	104,392	105,079
Intangible assets, net	84,945	85,952
Licensing and permits [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	20,427	20,427
Accumulated Amortization	(13,729)	(12,148)
Net Carrying Value	$ 6,698	8,279
Weighted Average Amortization Period (Years)	4 years 3 months 5 days
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 7,551	7,551
Accumulated Amortization	(3,921)	(3,366)
Net Carrying Value	$ 3,630	4,185
Weighted Average Amortization Period (Years)	6 years 6 months
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 6,839	7,878
Accumulated Amortization	(1,797)	(3,613)
Net Carrying Value	$ 5,042	$ 4,265
Weighted Average Amortization Period (Years)	7 years 10 months